Condensed Consolidated Statements of Comprehensive Income (Unaudited) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	€ 401,901	€ 361,719
Cost of sales	(177,956)	(143,685)
Gross profit	223,945	218,034
Operating expenses
Selling and distribution expenses	(125,580)	(118,155)
General and administrative expenses	(29,266)	(24,104)
Foreign exchange loss	(3,238)	(11,871)
Other income, net	12,472	126
Profit from operations	78,333	64,030
Finance cost, net	(9,149)	(24,778)
Profit before tax	69,184	39,252
Income tax expense	(18,627)	(19,133)
Net profit	50,557	20,119
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment gain (loss)	(1,422)	103,413
Other comprehensive income (loss), net of tax	(1,422)	103,413
Total comprehensive income (loss)	€ 49,135	€ 123,532
Earnings per share
Basic	€ 0.27	€ 0.11
Diluted	€ 0.27	€ 0.11